As filed with the Securities and Exchange Commission on July 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

   Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
   Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
   1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
   Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
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burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report                                     [NEUBERGER BERMAN LOGO]
April 30, 2004                                         A LEHMAN BROTHERS COMPANY


                       Neuberger Berman

                       INCOME OPPORTUNITY
                       FUND INC.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

CHAIRMAN'S LETTER
-----------------

DEAR FELLOW SHAREHOLDER,

I am pleased to present to you this semi-annual report of the Neuberger Berman Income Opportunity Fund Inc., for the period ending April 30, 2004. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

The Fund's investment objective is to provide high current income through a diversified portfolio of both real estate securities and high-yield bonds.

Portfolio Co-Manager Steven Brown manages the real estate portion of the Fund. His investment approach combines analysis of security fundamentals and real estate with property sector diversification. His disciplined valuation methodology seeks out real estate securities that are attractively priced relative to their historical growth rates and the valuation of other property sectors.

Portfolio Co-Manager Wayne Plewniak manages the high-yield bond portion of the Fund. His investment approach focuses on preserving capital, generating income, and managing risk. He seeks to avoid the default and volatility risk associated with high-yield bonds by applying rigorous credit analysis to higher-quality issues, and by emphasizing the intermediate range of the yield curve.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,


/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN
INCOME OPPORTUNITY FUND INC.

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund name in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2004 Neuberger Berman Management Inc. All rights reserved.

CONTENTS
--------

THE FUND

CHAIRMAN'S LETTER                                               1

PORTFOLIO COMMENTARY/
PERFORMANCE HIGHLIGHTS                                          2

SCHEDULE OF INVESTMENTS/
TOP TEN EQUITY HOLDINGS                                         5

FINANCIAL STATEMENTS                                           12

FINANCIAL HIGHLIGHTS/
PER SHARE DATA                                                 23

DIVIDEND REINVESTMENT PLAN                                     25

DIRECTORY                                                      27

DIRECTORS AND OFFICERS                                         28

PROXY VOTING POLICIES AND PROCEDURES                           35

INCOME OPPORTUNITY FUND INC. Portfolio Commentary
-------------------------------------------------

          For the six-month period ending April 30, 2004, on a Net Asset Value
          (NAV) basis, the Neuberger Berman Income Opportunity Fund Inc. (AMEX:NOX) returned 6.10%.

          Although the Fund's history is short, having just begun operations on July 2, 2003, we are pleased with its performance thus far. The Fund pursues a primary objective of high current income by investing a portion of its assets in intermediate-term high-yield corporate bonds with maturities of ten years or less at the time of initial investment and real estate investment trust (REIT) securities, including REIT common stocks and REIT preferred shares.

          At the beginning of the period, the Fund was more heavily weighted toward REIT securities, a result of the strong REIT market in 2003. The Asset Allocation Committee, which consists of the firm's Chief Investment Officer and the Fund's portfolio managers, capitalized on this strength during the period, shifting the portfolio's allocation to a more even mix of REIT securities and high-yield bonds. As of April 30, 2004, the Fund held 32.7% of its investments in REIT common stocks, 12.0% in REIT preferred stocks, 42.2% in bonds, and 13.1% in cash.

          REAL ESTATE INVESTMENT TRUST HOLDINGS

          REITs posted modestly positive performance for the six months ended April 30, 2004. The route to that performance, however, was uneven. REITs performed strongly during the five-month period from October 31st to March 31st, but during the month of April experienced a decline of nearly 15%. April's weak REIT performance was primarily due to a strong jobs report released early in the month, which sparked concern over potentially higher interest rates. The fear of higher interest rates led to a sell-off in the bond market and subsequently ignited a sell-off in the REIT market.

          In our experience, interest rate changes have not significantly affected the performance of REITs over long periods of time. Correlation studies over the last five, ten, and twenty-five years show a very low correlation between REIT performance and the direction of interest rates. In addition, during periods when interest rates rose for twelve consecutive months, REITs have historically generated positive total returns.

          We believe that REIT valuation levels are currently attractive. Although we expect interest rates and inflation to move higher over the next twelve months, we also expect GDP growth (Gross Domestic Product) to remain robust, employment to accelerate and business spending to pick up. In our view, these conditions have the potential to enhance the REIT industry's earnings power. New supply growth also remains in check and we are beginning to see acceleration in demand. In this environment, we continue to have a positive view of the potential for REIT stock price performance over the next twelve months.

          HIGH-YIELD SECURITIES HOLDINGS

          Given the ongoing improvement in economic activity, a stronger employment picture, and continued consumer confidence, we expected rates to rise at some point this year. Consequently, we maintained a relatively short duration and maturity stance, which we believe helped cushion performance. We are also continuing to upgrade the quality of the securities in which we invest.

          We would describe the six-month period from October 31, 2003 to April 30, 2004, as relatively sedate. There were no specific shocks to the market or negative surprises among the portfolio's high-yield holdings. During the period, new issuance and refinancings remained at high levels. Many companies took advantage of the market's window of opportunity to restructure their debt. Although the aggregate level of debt for these companies (many of which we own) has not declined, the average cost of their debt has, providing them with greater financial flexibility going forward.

          We may not like the price fluctuations that we see caused by the recent adjustment in short-term interest rates, but we are optimistic about the expansionary economic period that we believe we are entering. In our view, improving economic

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

          conditions are providing the wind at our backs. The Federal Reserve Board's actions are being taken to ensure that the economy is not overheating, which we believe is a positive for companies in the portfolio over the long term.

          Although the backup in interest rates was rather abrupt, we are confident that the portfolio is well positioned going forward. We took smaller positions in most of the portfolio's longer dated bonds (those with relatively lower coupons) and as companies continue to refinance or call in their debt, we will look for opportunities to roll those securities into higher coupon debt or buy lower-coupon bonds for better prices.

          Our investment orientation will remain toward keeping duration relatively short. This part of the curve still provides compelling income, yet in the past has minimized risks related to rising interest rates. We also intend to maintain our focus on credit selection and to remain well diversified across industries. Looking ahead, we are excited about the opportunities in the high yield market.

          Sincerely,

                    /s/ Steven R. Brown    /s/ Wayne Plewniak

                                 STEVEN R. BROWN
                                       AND
                                 WAYNE PLEWNIAK
                              PORTFOLIO CO-MANAGERS

          ----------------------------------------------------------------------

          PERFORMANCE HIGHLIGHTS
          NEUBERGER BERMAN NAV (1)

                                                                       SIX MONTH       CUMULATIVE
                                                                    PERIOD ENDED     TOTAL RETURN
                                                INCEPTION DATE         4/30/2004  SINCE INCEPTION
          INCOME OPPORTUNITY FUND                   06/24/2003             6.10%           11.51%

          ----------------------------------------------------------------------

          PERFORMANCE HIGHLIGHTS
          NEUBERGER BERMAN MARKET PRICE (2)

                                                                       SIX MONTH       CUMULATIVE
                                                                    PERIOD ENDED     TOTAL RETURN
                                                INCEPTION DATE         4/30/2004  SINCE INCEPTION
          INCOME OPPORTUNITY FUND                   06/24/2003           (0.31%)          (4.97%)

          Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

          The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES
--------

          (1)  Returns based on Net Asset Value ("NAV") of the Fund.

          (2) Returns based on price of Fund shares on the American Stock Exchange.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

TOP TEN EQUITY HOLDINGS

     HOLDING                                  %
 1   iStar Financial                        4.7
 2   Health Care REIT                       3.9
 3   Mid-America Apartment Communities      3.7
 4   Apartment Investment & Management      3.2
 5   Kilroy Realty                          3.1
 6   Glimcher Realty Trust                  3.0
 7   Bedford Property Investors             2.9
 8   Brandywine Realty Trust                2.4
 9   Prentiss Properties Trust              2.3
10   Pennsylvania REIT                      2.3

          NUMBER OF SHARES                                         MARKET VALUE +
                                                                (000'S OMITTED)
          COMMON STOCKS (53.4%)

          APARTMENTS (5.3%)
            73,000  Amli Residential Properties
                      Trust                                            $  1,847
           185,300  Gables Residential Trust                              5,892
            66,500  Mid-America Apartment
                      Communities                                         2,145
            74,300  Post Properties                                       1,998
            94,500  Town & Country Trust                                  2,209
                                                                       --------
                                                                         14,091

          COMMUNITY CENTERS (4.2%)
            58,900  Cedar Shopping Centers                                  686
           163,900  Heritage Property
                      Investment Trust                                    4,160
           151,000  New Plan Excel Realty Trust                           3,389
            18,000  Ramco-Gershenson
                      Properties Trust                                      426
            61,000  Tanger Factory Outlet Centers                         2,330
                                                                       --------
                                                                         10,991

          DIVERSIFIED (3.0%)
           138,000  Colonial Properties Trust                             4,869@@
            89,200  iStar Financial                                       3,170
                                                                       --------
                                                                          8,039

          HEALTH CARE (7.4%)
            88,000  Health Care Property Investors                        2,103
           302,302  Health Care REIT                                      9,656@@
            75,600  Healthcare Realty Trust                               2,710
           134,300  Nationwide Health Properties                          2,435
               400  Universal Health Realty
                      Income Trust                                           10
           119,700  Ventas, Inc.                                          2,644
                                                                       --------
                                                                         19,558

          INDUSTRIAL (2.3%)
            70,000  EastGroup Properties                                  2,026
           105,100  First Industrial Realty Trust                         3,537
            21,800  Keystone Property Trust                                 443
                                                                       --------
                                                                          6,006

          LODGING (1.2%)
            82,000  Hospitality Properties Trust                          3,205

          OFFICE (19.2%)
           164,200  Arden Realty                                          4,634
           254,900  Brandywine Realty Trust                               6,459
           125,300  CarrAmerica Realty                                    3,572
           137,800  Equity Office Properties Trust                        3,468
            83,400  Glenborough Realty Trust                              1,567
           148,900  Highwoods Properties                                  3,358
           270,000  HRPT Properties Trust                                 2,578
           216,800  Kilroy Realty                                         6,797
           115,000  Mack-Cali Realty                                   $  4,295
           256,500  Maguire Properties                                    5,846
           191,000  Prentiss Properties Trust                             6,120
           152,000  Trizec Properties                                     2,177
                                                                       --------
                                                                         50,871

          OFFICE--INDUSTRIAL (5.1%)
           192,500  Bedford Property Investors                            5,215@@
           120,000  Liberty Property Trust                                4,386
           169,000  Reckson Associates Realty                             4,017
                                                                       --------
                                                                         13,618

          REGIONAL MALLS (3.9%)
           257,000  Glimcher Realty Trust                                 5,435@@
             5,100  Kramont Realty Trust                                     81
           151,000  Pennsylvania REIT                                     4,885
                                                                       --------
                                                                         10,401

          SELF STORAGE (1.8%)
             2,700  Public Storage,
                      Depositary Shares                                      76
           138,500  Sovran Self Storage                                   4,677@@
                                                                       --------
                                                                          4,753

          TOTAL COMMON STOCKS
          (COST $135,096)                                               141,533
                                                                       --------
          PREFERRED STOCKS (19.5%)

          APARTMENTS (6.0%)
           300,000  Apartment Investment &
                      Management, Ser. R                                  7,845
            12,400  Apartment Investment &
                      Management, Ser. T                                    304
            10,000  Apartment Investment &
                      Management, Ser. U                                    235
           302,200  Mid-America Apartment
                      Communities, Ser. H                                 7,640
                                                                       --------
                                                                         16,024

          COMMERCIAL SERVICES (0.4%)
            20,000  Anthracite Capital, Ser. C                              509
            20,000  Newcastle Investment, Ser. B                            525
                                                                       --------
                                                                          1,034

          COMMUNITY CENTERS (0.1%)
            12,000  Developers Diversified Realty,
                      Ser. I                                                297

          DIVERSIFIED (3.7%)
            18,400  Crescent Real Estate Equities,
                      Ser. B                                                497
           200,000  iStar Financial, Ser. E                               5,142
           160,000  iStar Financial, Ser. F                               4,040
                                                                       --------
                                                                          9,679

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

          NUMBER OF SHARES                                         MARKET VALUE +
                                                                (000'S OMITTED)
          HEALTH CARE (0.5%)
            25,000  Health Care REIT, Ser. D                           $    637
            18,200  LTC Properties, Ser. E                                  585
                                                                       --------
                                                                          1,222

          LODGING (2.5%)
           182,000  Equity Inns, Ser. B                                   4,686
            77,500  LaSalle Hotel Properties,
                      Ser. B                                              1,930
                                                                       --------
                                                                          6,616

          OFFICE (1.5%)
            43,071  Glenborough Realty Trust,
                      Ser. A                                              1,068
            60,000  Kilroy Realty, Ser. E                                 1,512
            60,000  Koger Equity, Ser. A                                  1,530
                                                                       --------
                                                                          4,110

          OFFICE--INDUSTRIAL (0.9%)
            50,000  Bedford Property Investors,
                      Ser. A                                              2,483**

          REGIONAL MALLS (3.4%)
            60,000  Glimcher Realty Trust, Ser. F                         1,521
            38,000  Glimcher Realty Trust, Ser. G                           936
            80,000  Mills Corp., Ser. B                                   2,083
           131,400  Mills Corp., Ser. E                                   3,364
            19,800  Pennsylvania REIT, Ser. A                             1,188
                                                                       --------
                                                                          9,092

          SPECIALTY (0.5%)
             8,000  Capital Automotive REIT,
                      Ser. B                                                194
            40,000  Entertainment Properties Trust,
                      Ser. A                                              1,039
                                                                       --------
                                                                          1,233

          TOTAL PREFERRED STOCKS
          (COST $51,624)                                               $ 51,790
                                                                       --------

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

          PRINCIPAL AMOUNT                                                                RATING                  VALUE +
          (000'S OMITTED)                                                            MOODY'S     S&P    (000'S OMITTED)
          CORPORATE DEBT SECURITIES (68.9%)
            $ 1,000  Abitibi-Consolidated Finance, Guaranteed Notes, 7.88%,
                     due 8/1/09                                                        Ba2       BB           $   1,055
              1,000  Accuride Corp., Senior Subordinated Notes, Ser. B, 9.25%,
                     due 2/1/08                                                       Caa1      CCC+              1,031@@
              1,000  Aearo Co. I, Senior Subordinated Notes, 8.25%, due 4/15/12        B3        B-               1,025**
              3,000  AES Corp., Senior Secured Notes, 9.00%, due 5/15/15               B2        B+               3,270**
              2,000  Allied Waste North America, Inc., Guaranteed Notes,
                     Ser. B, 9.25%, due 9/1/12                                         Ba3      BB-               2,270
              1,080  AMC Entertainment, Inc., Senior Subordinated Notes, 9.50%,
                     due 2/1/11                                                       Caa1      CCC+              1,129
              1,500  AMC Entertainment, Inc., Senior Subordinated Notes, 8.00%,
                     due 3/1/14                                                       Caa1      CCC+              1,470**
              1,500  American Achievement Corp., Senior Subordinated Notes,
                     8.25%, due 4/1/12                                                 B3        B-               1,530**
              2,000  American Tower Corp., Senior Notes, 7.50%, due 5/1/12            Caa1      CCC               1,930**@@
              1,250  Armor Holdings, Inc., Senior Subordinated Notes, 8.25%,
                     due 8/15/13                                                       B1        B+               1,366
              2,250  ArvinMeritor, Inc., Notes, 8.75%, due 3/1/12                      Ba1      BB+               2,452
              1,500  Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                     B1        BB               1,575
              2,500  Bombardier Recreational Products, Senior Subordinated Notes,
                     8.38%, due 12/15/13                                               B3        B-               2,475**@@
              1,750  Buckeye Technologies, Inc., Senior Subordinated Notes, 8.00%,
                     due 10/15/10                                                     Caa1       B                1,671
              2,775  Cablevision Systems Corp., Senior Notes, 8.00%, due 4/15/12       B3        B+               2,782**
              3,125  Calpine Corp., Secured Notes, 8.50%, due 7/15/10                             B               2,766**
              1,000  Calpine Generating Co., Floating Rate Notes, 7.00%,
                     due 4/1/10                                                                   B                 935**
                500  Calpine Generating Co., Floating Rate Notes, 10.25%,
                     due 4/1/11                                                                 CCC+                451**
              1,233  Calpoint Receivables Structured Trust 2001, Notes, 7.44%,
                     due 12/10/06                                                     Caa1                        1,233**
              2,125  Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11           Ba3      BB-               2,369**
              2,000  Charter Communications Operating LLC, Senior Notes, 8.38%,
                     due 4/30/14                                                       B2        B-               1,970**
              2,250  CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                 B3        B+               2,272**
              1,500  Crown, Cork & Seal Co., Guaranteed Notes, 7.00%,
                     due 12/15/06                                                      B3        B                1,537
              1,875  Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13              B2       BB-               2,006
              2,650  Dresser, Inc., Guaranteed Notes, 9.38%, due 4/15/11               B2        B                2,862
              1,000  Dunlop Standard Aerospace Holdings, Senior Notes, 11.88%,
                     due 5/15/09                                                       B3       CCC+              1,058
                825  Edison Mission Energy, Senior Notes, 10.00%, due 8/15/08          B2        B                  866
              1,500  Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11           B2        B                1,545
              2,500  El Paso Natural Gas, Senior Notes, Ser. A, 7.63%, due 8/1/10      B1        B-               2,575
              2,500  El Paso Production Holdings, Guaranteed Notes, 7.75%,
                     due 6/1/13                                                        B3        B-               2,375~~
              1,000  Entravision Communications Corp., Guaranteed Notes, 8.13%,
                     due 3/15/09                                                       B3        B-               1,060
              1,550  ERICO International Corp., Senior Subordinated Notes, 8.88%,
                     due 3/1/12                                                        B3        B-               1,604**
              1,000  Felcor Lodging L.P., Guaranteed Notes, 9.50%, due 9/15/08         B1        B-               1,068
              1,000  Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12        B2        B                1,095

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

          PRINCIPAL AMOUNT                                                                RATING                  VALUE +
          (000'S OMITTED)                                                            MOODY'S     S&P    (000'S OMITTED)
            $ 1,800  GCI, Inc., Senior Notes, 7.25%, due 2/15/14                       B2        B+           $   1,746**
              1,500  Goodyear Tire and Rubber Co., Notes, 8.50%, due 3/15/07           B3        B                1,448@@
              1,825  Grant Prideco, Inc., Senior Notes, 9.00%, due 12/15/09            Ba3      BB-               2,030
              1,825  GulfMark Offshore, Inc., Guaranteed Senior Notes, 8.75%,
                     due 6/1/08                                                        B1       BB-               1,875
              1,500  Hanover Equipment Trust 2001 A, Senior Secured Notes, Ser. A,
                     8.50%, due 9/1/08                                                 B2        B+               1,590
              3,000  Hines Nurseries, Inc., Guaranteed Notes, 10.25%, due 10/1/11      B3        B                3,285~~
              1,469  HMH Properties, Inc., Guaranteed Notes, Ser. B, 7.88%,
                     due 8/1/08                                                        Ba3       B+               1,517
              1,500  Houghton Mifflin Co., Senior Subordinated Notes, 9.88%,
                     due 2/1/13                                                        B3        B                1,481
              1,000  Interface, Inc., Senior Subordinated Notes, 9.50%,
                     due 2/1/14                                                       Caa3      CCC               1,005**
              1,875  Invista, Notes, 9.25%, due 5/1/12                                 B1        B+               1,875**
              2,000  Ispat Inland Ulc, Secured Notes, 9.75%, due 4/1/14               Caa1       B-               2,040**
              1,500  Jafra Cosmetics, Senior Subordinated Notes, 10.75%,
                     due 5/15/11                                                       B3        B-               1,699
              1,000  Kappa Beheer BV, Guaranteed Notes, 10.63%, due 7/15/09            B2        B                1,050
              1,000  Level 3 Communications, Senior Discount Notes, 10.50%,
                     due 12/1/08                                                      Caa2       CC                 705@@
              1,000  Level 3 Communications, Senior Notes, 9.13%, due 5/1/08          Caa2       CC                 715@@
              1,000  Level 3 Financial, Inc., Senior Notes, 10.75%, due 10/15/11      Caa2      CCC-                885**
              1,500  LNR Property Corp., Senior Subordinated Notes, 7.63%,
                     due 7/15/13                                                       Ba3       B+               1,545
              2,125  Lyondell Chemical Co., Guaranteed Notes, 9.50%, due 12/15/08      B1        B+               2,221
                875  MCI Inc., Senior Notes, 5.91%, due 5/1/07                                                      865@@ ^^
                830  MCI Inc., Senior Notes, 6.69%, due 5/1/09                                                      789@@ ^^
                711  MCI Inc., Senior Notes, 7.74%, due 5/1/14                                                      659@@ ^^
              2,000  Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34          B1        B-               1,990**
              2,000  Millennium America, Inc., Guaranteed Notes, 7.00%,
                     due 11/15/06                                                      B1       BB-               2,065
              2,000  Mueller Group, Inc., Senior Subordinated Notes, 10.00%,
                     due 5/1/12                                                       Caa1       B-               2,095**
              2,500  Nalco Co., Senior Subordinated Notes, 8.88%, due 11/15/13        Caa1       B-               2,637**@@
              2,000  Navistar International, Senior Subordinated Notes, Ser. B,
                     8.00%, due 2/1/08                                                 B2        B                2,055@@
              1,625  Nevada Power Co., Notes, Ser. E, 10.88%, due 10/15/09             Ba2                        1,861
              1,500  Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
                     8.63%, due 6/15/11                                                Ba3       BB               1,624
              1,500  Nortek, Inc., Senior Subordinated Notes, Ser. B, 9.88%,
                     due 6/15/11                                                       B3        B-               1,684
              2,175  NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13              B2        B+               2,191**
              1,250  NTL Cable PLC, Senior Notes, 8.75%, due 4/15/14                   B3        B-               1,291**@@
              1,500  Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
                     due 5/15/13                                                       B3        B                1,549
              2,000  Perry Ellis International, Inc., Senior Subordinated Notes,
                     Ser. B, 8.88%, due 9/15/13                                        B3        B-               2,110
              2,530  Pilgrims Pride Corp., Senior Subordinated Notes, 9.25%,
                     due 11/15/13                                                      B2        B+               2,644
              1,625  Ply Gem Industries, Inc., Senior Subordinated Notes, 9.00%,
                     due 2/15/12                                                       B3        B-               1,666**
              2,000  Portola Packaging, Inc., Senior Notes, 8.25%, due 2/1/12          B2        B-               1,690**@@

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

          PRINCIPAL AMOUNT                                                                RATING                  VALUE +
          (000'S OMITTED)                                                            MOODY'S     S&P    (000'S OMITTED)
            $ 1,000  Premier Entertainment Biloxi, 1st Mortgage, 10.75%,
                     due 2/1/12                                                        B3        B-           $   1,080**
              2,000  PSE&G Energy Holdings, Notes, 7.75%, due 4/16/07                  Ba3      BB-               2,090
              2,500  Qwest Communications International, Inc., Senior Notes,
                     4.63%, due 2/15/09                                                B3       CCC+              2,312**
              1,600  Reddy Ice Group, Inc., Senior Subordinated Notes, 8.88%,
                     due 8/1/11                                                        B3        B-               1,720
              1,607  Reliant Resources, Inc., Term Loan, 5.33%, due 3/15/07                                       1,567^^
              1,500  Resolution Performance, Senior Subordinated Notes, 13.50%,
                     due 11/15/10                                                     Caa2      CCC+              1,245@@
              1,575  Salem Communications, Guaranteed Notes, 7.75%,
                     due 12/15/10                                                      B3        B-               1,662
              1,000  Sea Containers Ltd., Senior Notes, 10.50%, due 5/15/12            B3        B                  990~
              1,500  Sealy Mattress Co., Senior Subordinated Notes, 8.25%,
                     due 6/15/14                                                      Caa1       B-               1,462**
              1,500  Seminis Vegetable Seeds, Inc., Senior Subordinated Notes,
                     10.25%, due 10/1/13                                               B3        B-               1,665**
              1,500  Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08              B1       BB-               1,635
              1,750  Ship Finance International Ltd., Senior Notes, 8.50%,
                     due 12/15/13                                                      B2        B                1,689**
              2,000  Six Flags, Inc., Senior Notes, 9.63%, due 6/1/14                  B2        B-               2,095**
              1,000  Southern Star Central Corp., Senior Secured Notes, 8.50%,
                     due 8/1/10                                                        B1        B+               1,100
              2,000  Spanish Broadcasting System, Inc., Guaranteed Senior Notes,
                     9.63%, due 11/1/09                                               Caa1      CCC+              2,115
              2,000  Stena AB, Senior Notes, 9.63%, due 12/1/12                        Ba3      BB-               2,250
              1,500  Stone Container Corp., Senior Notes, 9.75%, due 2/1/11            B2        B                1,665
              1,500  Tekni-Plex, Inc., Secured Notes, 8.75%, due 11/15/13              B2        B-               1,477**
              3,050  Tembec Industries, Inc., Guaranteed Notes, 8.63%,
                     due 6/30/09                                                       Ba3      BB-               3,111
              2,875  Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11          B3        B-               2,508~~
              3,500  TFM S.A. de C.V., Guaranteed Notes, 11.75%, due 6/15/09           B1        B                3,474
              1,500  Thornburg Mortgage, Inc., Senior Notes, 8.00%, due 5/15/13        Ba2      BB-               1,541
              3,750  Trac-X North America, Notes, 7.38%, due 3/25/09                   B3                         3,652**@@
              2,375  Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%,
                     due 11/15/13                                                      B3        B                2,298
              2,250  United Rentals, Inc., Senior Subordinated Notes, 7.75%,
                     due 11/15/13                                                      B2        B+               2,171
              2,000  Valero Energy Corp., Notes, 7.80%, due 6/14/10                   BBB-^                       1,890
              1,250  Vitro S.A. de C.V., Notes, 11.75%, due 11/1/13                    B2        B-               1,181**
              2,125  Vought Aircraft Industries, Inc., Senior Notes, 8.00%,
                     due 7/15/11                                                       B2        B                2,157**
              1,250  Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                   B2        B                1,344
              2,000  Williams Cos., Inc., Notes, 7.63%, due 7/15/19                    B3        B+               1,950
              1,500  Williams Cos., Inc., Senior Notes, 8.63%, due 6/1/10              B3        B+               1,650
              2,000  Williams Scotsman, Inc., Guaranteed Senior Notes, 9.88%,
                     due 6/1/07                                                        B3        B-               1,990
              1,000  Wise Metals Group LLC, Senior Secured Notes, 10.25%,
                     due 5/15/12                                                       B2        B                1,000**
              2,000  XM Satellite Radio, Inc., Floating Rate Secured Notes,
                     6.65%, due 5/1/09                                                Caa1      CCC+              2,020**
                                                                                                              ---------
                     TOTAL CORPORATE DEBT SECURITIES (COST $182,293)                                            182,611
                                                                                                              ---------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

          PRINCIPAL AMOUNT                                                                                        VALUE +
          (000'S OMITTED)                                                                               (000'S OMITTED)
          REPURCHASE AGREEMENTS (4.6%)
            $12,260  State Street Bank and Trust Co. Repurchase Agreement, 0.87%,
                     due 5/3/04, dated 4/30/04, Maturity Value $12,260,889,
                     Collateralized by $9,905,000 U.S. Treasury Bonds, 7.50%,
                     due 11/15/16 (Collateral Value $12,629,212) (COST $12,260)                               $  12,260#
                                                                                                              ---------
          SHORT-TERM INVESTMENTS (16.7%)
             42,619  N&B Securities Lending Quality Fund, LLC                                                    42,619++
              1,653  Neuberger Berman Institutional Cash Fund Trust Class                                         1,653@
                                                                                                              ---------
                     TOTAL SHORT-TERM INVESTMENTS (COST $44,272)                                                 44,272#
                                                                                                              ---------

          NUMBER OF SHARES

          WARRANTS (0.0%)
              4,558  Reliant Resources, Inc. (COST $0)                                                               --*
                                                                                                              ---------
                     TOTAL INVESTMENTS (163.1%) (COST $425,545)                                                 432,466##

                     Liabilities, less cash, receivables and other assets [(15.8%)]                             (41,815)
                     Liquidation Value of Auction Preferred Shares [(47.3%)]                                   (125,500)
                                                                                                              ---------
                     TOTAL NET ASSETS APPLICABLE TO COMMON
                     SHAREHOLDERS (100.0%)                                                                    $ 265,151
                                                                                                              ---------

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

          + Investments in equity securities by the Fund are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price on that day. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

          #    At cost, which approximates market value.

          ## At April 30, 2004, the cost of investments for U.S. Federal income tax purposes was $425,545,000. Gross unrealized appreciation of investments was $11,847,000 and gross unrealized depreciation of investments was $4,926,000, resulting in net unrealized appreciation of $6,921,000, based on cost for U.S. Federal income tax purposes.

          @ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).

          *    Non-income producing security.

          ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2004, these securities amounted to $73,466,000 or 27.7% of net assets applicable to common shareholders.

          ~ Security purchased on a when-issued basis. At April 30, 2004, these securities amounted to $990,000.

          ~~ Security is segregated as collateral for when-issued purchase commitments and as collateral for interest rate swap contracts.

          ^^ Not rated by a nationally recognized statistical rating organization.

          ++   Affiliated issuer (see Note A of Notes to Financial Statements).

          @@ All or a portion of this security is on loan (see Note A of Notes to Financial Statements).

          ^ Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------

NEUBERGER BERMAN                                                                                    INCOME OPPORTUNITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                                                          FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE*+ (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS:
     Unaffiliated issuers                                                                                     $388,194
     Non-controlled affiliated issuers                                                                          44,272
======================================================================================================================
                                                                                                               432,466
     Dividends and interest receivable                                                                           4,633
----------------------------------------------------------------------------------------------------------------------
     Receivable for securities sold                                                                              2,466
     Interest rate swaps, at market value (Note A)                                                                 582
----------------------------------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                                              25
======================================================================================================================
TOTAL ASSETS                                                                                                   440,172
======================================================================================================================

LIABILITIES
     Payable for collateral on securities loaned (Note A)                                                       42,619
     Dividends payable--preferred shares                                                                             8
----------------------------------------------------------------------------------------------------------------------
     Dividends payable--common shares                                                                              232
     Payable for securities purchased                                                                            6,428
----------------------------------------------------------------------------------------------------------------------
     Payable to investment manager--net (Note B)                                                                   111
----------------------------------------------------------------------------------------------------------------------
     Payable to administrator (Note B)                                                                              79
     Accrued expenses and other payables                                                                            44
======================================================================================================================
TOTAL LIABILITIES                                                                                               49,521
======================================================================================================================

AUCTION PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     6,000 shares authorized; 5,020 shares issued and outstanding;
     $.0001 par value; $25,000 liquidation value per share (Note A)                                            125,500
======================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                         $265,151
======================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                                                           $251,709
     Distributions in excess of net investment income                                                           (2,314)
----------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                                                      8,252
     Net unrealized appreciation (depreciation) in value of investments                                          7,504
======================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                                                         $265,151
======================================================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,994,000 shares authorized)                                     17,724
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                                                  $  14.96
======================================================================================================================
+SECURITIES ON LOAN, AT MARKET VALUE                                                                          $ 40,795
======================================================================================================================

*COST OF INVESTMENTS:
     Unaffiliated issuers                                                                                     $381,273
     Non-controlled affiliated issuers                                                                          44,272
======================================================================================================================
TOTAL COST OF INVESTMENTS                                                                                     $425,545
======================================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

STATEMENT OF OPERATIONS
-----------------------

NEUBERGER BERMAN                                                                                    INCOME OPPORTUNITY
(000'S OMITTED)                                                                                                   FUND
INVESTMENT INCOME
INCOME:
Dividend income                                                                                                $ 4,216
Interest income (Note A)                                                                                         7,388
----------------------------------------------------------------------------------------------------------------------
Income from securities loaned--net (Note A)                                                                          4
Income from investments in affiliated issuers (Note A)                                                               9
======================================================================================================================
Total income                                                                                                    11,617
======================================================================================================================

EXPENSES:
Investment management fee (Note B)                                                                               1,202
Administration fee (Note B)                                                                                        501
----------------------------------------------------------------------------------------------------------------------
Auction agent fees (Note B)                                                                                        159
Audit fees                                                                                                          21
----------------------------------------------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                                                                  12
Custodian fees (Note B)                                                                                             73
----------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                                                        13
Insurance expense                                                                                                    1
----------------------------------------------------------------------------------------------------------------------
Legal fees                                                                                                          23
Shareholder reports                                                                                                 30
----------------------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                                           25
Miscellaneous                                                                                                       12
======================================================================================================================
Total expenses                                                                                                   2,072

Investment management fee waived (Note B)                                                                         (502)
======================================================================================================================
Expenses reduced by custodian fee expense offset and commission recapture arrangements (Note B)                    (15)
======================================================================================================================
Total net expenses                                                                                               1,555
======================================================================================================================
Net investment income                                                                                           10,062
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE A)
Net realized gain (loss) on:
       Investment securities sold in unaffiliated issuers                                                        9,117
       ===============================================================================================================
       Interest rate swap contracts                                                                               (865)
       ---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
----------------------------------------------------------------------------------------------------------------------
       Investment securities                                                                                    (2,636)
       ===============================================================================================================
       Interest rate swap contracts                                                                                631
       ---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                   6,247

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                                                      (730)
       ===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS              $15,579
======================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                                        INCOME OPPORTUNITY FUND
                                                                                                  --------------------------------
                                                                                                                       PERIOD FROM
                                                                                                    SIX MONTHS        JULY 2, 2003
                                                                                                         ENDED       (COMMENCEMENT
                                                                                                     APRIL 30,   OF OPERATIONS) TO
NEUBERGER BERMAN                                                                                          2004         OCTOBER 31,
(000'S OMITTED)                                                                                    (UNAUDITED)                2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:

FROM OPERATIONS:
Net investment income (loss)                                                                          $ 10,062            $  4,410
Net realized gain (loss) on investments                                                                  8,252                 931
----------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments                                     (2,005)              9,509

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                                                     (730)               (117)
Net realized gain on investments                                                                            --                 (23)
----------------------------------------------------------------------------------------------------------------------------------
Tax return of capital                                                                                       --                  (2)
Total distributions to preferred shareholders                                                             (730)               (142)
==================================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders resulting from operations       15,579              14,708
==================================================================================================================================

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                                  (11,299)             (4,645)
Net realized gain on investments                                                                            --                (903)
----------------------------------------------------------------------------------------------------------------------------------
Tax return of capital                                                                                       --                (101)
==================================================================================================================================
Total distributions to common shareholders                                                             (11,299)             (5,649)
==================================================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                                           --                 100
Net proceeds from issuance of common shares                                                                 --             238,249
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from underwriters' over-allotment option exercised                                             --              15,010
Preferred shares offering costs                                                                             53              (1,600)
==================================================================================================================================
Total net proceeds from capital share transactions                                                          53             251,759
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                  4,333             260,818

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                                    260,818                  --
==================================================================================================================================
End of period                                                                                         $265,151            $260,818
==================================================================================================================================
Distributions in excess of net investment income at end of period                                     $ (2,314)           $   (347)
==================================================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc.
----------------------------------------------------------

               NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

          1 GENERAL: Neuberger Berman Income Opportunity Fund Inc. (the "Fund") was organized as a Maryland corporation on April 17, 2003 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund had no operations until July 2, 2003, other than matters relating to its organization and the sale on June 18, 2003 of 6,981 shares of common stock for $100,003 ($14.325 per share) to Neuberger Berman, LLC ("Neuberger"), the Fund's sub-adviser. The Board of Directors of the Fund may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

               The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

          2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.

          3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

          4 FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

          5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare quarterly and pay monthly distributions to common shareholders. The Fund has adopted a policy to pay common shareholders a stable distribution. In an effort to maintain a stable distribution amount, distributions may consist of net investment income, realized gains and paid-in capital. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. Net realized capital gains, if any, will be offset by capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7.

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------------

               The Fund invests a significant portion of its assets in securities issued by real estate companies, including real estate investment trusts. After calendar year-end, real estate companies often recharacterize the nature of the distributions paid during that year, frequently with the result that distributions previously identified as income are recharacterized as return of capital and/or capital gain. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on Form 1099.

               The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

               On March 30, 2004, the Fund declared two monthly dividends to common shareholders from its net investment income in the amount of $0.10625 per share per month, payable after this reporting period, on May 28, 2004 and June 30, 2004, to shareholders of record on May 14, 2004 and June 14, 2004, respectively, with ex-dividend dates of May 12, 2004 and June 10, 2004, respectively.

               The tax character of distributions paid during the period ended October 31, 2003 was as follows:

                                                          DISTRIBUTIONS PAID FROM:
                                         ORDINARY        LONG-TERM      TAX RETURN
                                           INCOME             GAIN      OF CAPITAL         TOTAL
                                       $5,506,297         $182,404        $102,939    $5,791,640

               As of October 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                    UNDISTRIBUTED   UNDISTRIBUTED       UNREALIZED            LOSS
                         ORDINARY       LONG-TERM     APPRECIATION   CARRYFORWARDS
                           INCOME            GAIN   (DEPRECIATION)   AND DEFERRALS         TOTAL
                    $          --   $          --   $    9,461,070   $          --    $9,461,070

               The difference between book basis and tax basis is attributable to the timing differences of dividend payments and the amortization of bond premium.

          6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund, are allocated among the Fund and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

          7 REDEEMABLE PREFERRED SHARES: On June 5, 2003, the Fund re-classified 6,000 unissued shares of capital stock as Series A Auction Preferred Shares and Series B Auction Preferred Shares ("Preferred Shares"). On September 26, 2003, the Fund issued 2,510 Series A Auction Preferred Shares and 2,510 Series B Auction Preferred Shares. All Preferred Shares have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value").

               Except when the Fund has declared a special rate period, dividends to preferred shareholders, which are cumulative, are accrued daily and paid every 7 days. Dividend rates are reset every 7 days based on the results of an auction, except during special rate periods. For the six months ended April 30, 2004, dividend rates ranged from 1.07% to 1.46% for Series A and 1.05% to 1.54% for Series B Auction Preferred Shares. The Fund declared dividends to preferred shareholders for the period May 1, 2004 to May 31, 2004 of $68,103 and $68,286 for Series A and Series B Auction Preferred Shares, respectively.

               The Fund may redeem Preferred Shares, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value. The Fund is also subject to certain restrictions relating to the Preferred Shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at Liquidation Value. The holders of Preferred Shares are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the Preferred Shares will vote separately as a class on certain matters, as required by law. The holders of the Preferred Shares, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay dividends on Preferred Shares for two consecutive years.

          8 INTEREST RATE SWAPS: The Fund may enter into interest rate swap transactions, with institutions that the Fund's investment manager has determined are creditworthy, to reduce the risk that an increase in short-term interest rates could reduce common share net earnings as a result of leverage. The Fund agrees to pay the swap counter party a fixed-rate payment in exchange for the counter party's paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund's variable-rate payment obligation on the Fund's Preferred Shares. The payment flows are netted against each other, with the difference being paid by one party to the other. The Fund will segregate cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily.

               Risks may arise if the counter party to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counter party is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Additionally, risks may arise from movements in interest rates unanticipated by Management.

               As a result of SEC staff guidance relating to the application of FASB Statement No 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, the Fund has revised its methodology for accounting for interest rate swap agreements. Previously, the Fund

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------------

               recorded the accrual of the net interest income or expense expected to be received or paid at interim settlement dates as a net payable or receivable for swap contracts and actual amounts paid as net interest income or expense on swap contracts. Effective November 1, 2003, periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments are reclassified to realized gains/losses in conjunction with the actual net receipt or payment of such amounts. Upon adoption of this methodology, the Fund recorded a cumulative effect adjustment to reflect the reclassification of such amounts. The cumulative effect resulted in an increase to distributions in excess of net investment income of $40,911, and a corresponding decrease to accumulated net realized gains/losses as of November 1, 2003. The current year impact increased net investment income by $895,262, increased net realized losses by $865,445 and decreased unrealized appreciation (depreciation) in value of investments by $29,817, and therefore did not impact the Fund's total net assets or its total net increase (decrease) in net assets applicable to common shareholders resulting from operations. At April 30, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                        RATE TYPE
                                                                 ----------------------        ACCRUED
                                                                 PAYMENTS      PAYMENTS   NET INTEREST       UNREALIZED      TOTAL
               SWAP                NOTIONAL                       MADE BY   RECEIVED BY     RECEIVABLE     APPRECIATION       FAIR
               COUNTER PARTY         AMOUNT   TERMINATION DATE   THE FUND   THE FUND(1)      (PAYABLE)   (DEPRECIATION)      VALUE
               Citibank, N.A.   $24,000,000     April 24, 2008      3.70%         1.10%        (5,220)       $ (30,124)   (35,344)
               Citibank, N.A.    70,000,000   October 24, 2008      3.63%         1.10%       (24,597)         642,650    618,053
                                                                                              --------       ---------    -------
                                                                                              (29,817)         612,526    582,709

               (1)  30 day LIBOR (London Interbank Offered Rate)

          9 SECURITY LENDING: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund entered into a Securities Lending Agreement ("Agreement") with Neuberger. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of the Fund's Board of Directors, monitors the creditworthiness of the parties to whom the Fund makes security loans. The Fund will not lend securities on which covered call options have been written, or lend securities on terms which would prevent the Fund from qualifying as a regulated investment company. The Fund receives cash collateral equal to at least 102% of the current market value of the loaned securities. The Fund invests the cash collateral in the N&B Securities Lending Quality Fund, LLC, which is managed by State Street Bank and Trust Company ("State Street") pursuant to guidelines approved by the Fund's investment manager. Neuberger guarantees a minimum revenue to the Fund under the Agreement, and receives a portion of any revenue earned in excess of the guaranteed amount as a lending agency fee. At April 30, 2004, the Fund had not paid Neuberger any fees under the Agreement.

               Income earned on the securities loaned, if any, is reflected in the Statement of Operations under the caption Income from securities loaned-net.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

          10 REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

          11 TRANSACTIONS WITH OTHER FUNDS MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.: Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same Board members as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. For any cash that the Fund invests in the Cash Fund, Management waives a portion of its management fee equal to the management fee it receives from the Cash Fund on those assets. For the six months ended April 30, 2004, such waived fees amounted to $1,164. For the six months ended April 30, 2004, income earned on this investment amounted to $9,034 and is reflected in the Statement of Operations under the caption Income from investments in affiliated issuers.

          12 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which the Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by Management were $292,217. Offering costs for common stock paid by the Fund were charged as a reduction of common stock paid-in-capital at the completion of the Fund's offerings and amounted to $531,709.

               Additionally, offering costs of $397,706 and a sales load of $1,255,000 incurred through the issuance of Preferred Shares were charged as a reduction of common stock paid-in-capital at the completion of the Fund's Preferred Shares offering.

          13 CONCENTRATION OF RISK: Under normal market conditions, the Fund's equity investments will be primarily concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. The value of the Fund's shares may fluctuate more due to economic, legal, cultural or technological developments affecting the United States real estate industry or a segment of the real estate industry in which the Fund owns a substantial position, than would the shares of a fund not concentrated in the real estate industry. The Fund's debt investments will be primarily concentrated in high-yield corporate debt securities rated, at the time of investment, Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corp, or if unrated by either of those entities, determined by Management to be of comparable quality. Due to the inherent volatility and illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------------

               relating to the issuer or its industry in general, the value of the Fund's shares may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.

               NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH AFFILIATES:

               The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.60% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any Preferred Shares outstanding is not considered a liability.

               Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

                               YEAR ENDED              % OF AVERAGE
                               OCTOBER 31,        DAILY MANAGED ASSETS
                    -------------------------------------------------------
                               2004 - 2008                  0.25
                                  2009                      0.19
                                  2010                      0.13
                                  2011                      0.07

               Management has not agreed to waive any portion of its fees beyond October 31, 2011.

               For the six months ended April 30, 2004, such waived fees amounted to $500,852.

               The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

               On October 31, 2003, Management and Neuberger, a member firm of the New York Stock Exchange and sub-adviser to the Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly-owned holding company ("the Transaction"). Upon completion of the Transaction, the Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the shareholders of the Fund voted on September 23, 2003, to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or Directors of the Fund are also employees of Neuberger and/or Management.

               The Fund entered into a commission recapture program, which enables it to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Fund.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the six months ended April 30, 2004, the impact of this arrangement was a reduction of $13,571.

               The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $1,524.

               In connection with the settlement of each Preferred Share auction, the Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the Preferred Shares held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by the Fund and the broker-dealer.

               In order to satisfy ratings agency requirements, the Fund is required to provide each rating agency a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the Preferred Shares. 'Discounted Value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. The Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

               NOTE C--SECURITIES TRANSACTIONS:

               During the six months ended April 30, 2004, there were purchase and sale transactions (excluding short-term securities and interest rate swap contracts) of $197,709,000 and $204,756,000, respectively.

               During the six months ended April 30, 2004, brokerage commissions on securities transactions amounted to $39,427, of which Neuberger received $0, Lehman received $8,327, and other brokers received $31,100.

               NOTE D--CAPITAL:

               At April 30, 2004, the common shares outstanding and the common shares owned by Neuberger for the Fund were as follows:

                                             COMMON SHARES         COMMON SHARES
                                               OUTSTANDING    OWNED BY NEUBERGER
                                                17,723,648                 6,981

NOTES TO FINANCIAL STATEMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------------

               Transactions in common shares for the six months ended April 30, 2004 and the period ended October 31, 2003 were as follows:

                                COMMON SHARES ISSUED IN CONNECTION WITH:
                                                           UNDERWRITERS'    REINVESTMENT OF      NET INCREASE IN
                      INITIAL        INITIAL PUBLIC    EXERCISE OF OVER-      DIVIDENDS AND        COMMON SHARES
               CAPITALIZATION              OFFERING    ALLOTMENT OPTION       DISTRIBUTIONS          OUTSTANDING
               2004      2003     2004         2003    2004         2003    2004       2003     2004         2003
                 --     6,981       --   16,666,667      --    1,050,000      --         --       --  17,723,648

               NOTE E--UNAUDITED FINANCIAL INFORMATION:

               The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

FINANCIAL HIGHLIGHTS Income Opportunity Fund Inc.
-------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                  SIX MONTHS         PERIOD FROM
                                                                                       ENDED       JULY 2, 2003^
                                                                                   APRIL 30,      TO OCTOBER 31,
                                                                                 -----------      --------------
                                                                                        2004                2003
                                                                                 (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 14.72             $ 14.33
                                                                                     -------             -------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                             .57Y                .25
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                                         .35Y                .59
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                 (.04)               (.01)
  NET CAPITAL GAINS                                                                       --                (.00)
  TAX RETURN OF CAPITAL                                                                   --                (.00)
                                                                                     -------             -------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                                         (.04)               (.01)
                                                                                     -------             -------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                       .88                 .83
                                                                                     -------             -------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                 (.64)               (.27)
  NET CAPITAL GAINS                                                                       --                (.05)
  TAX RETURN OF CAPITAL                                                                   --                (.00)
                                                                                     -------             -------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                            (.64)               (.32)

LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                 --                (.03)
ISSUANCE OF PREFERRED SHARES                                                             .00                (.09)
                                                                                     -------             -------
TOTAL CAPITAL CHARGES                                                                    .00                (.12)
                                                                                     -------             -------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                          $ 14.96             $ 14.72
                                                                                     -------             -------
COMMON SHARE MARKET VALUE, END OF PERIOD                                             $ 13.35             $ 13.98
                                                                                     -------             -------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                            +6.10%**            +5.11%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                               -0.31%**            -4.67%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)            $ 265.2             $ 260.8
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                    $ 125.5             $ 125.5
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                                  1.14%*Y              .88%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS***                                                                1.13%*Y              .87%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                   7.30%*Y             5.24%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE NET ASSETS
  APPLICABLE TO COMMON SHAREHOLDERS                                                      .53%*               .17%*
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                   6.77%*Y             5.07%*
PORTFOLIO TURNOVER RATE                                                                   50%                 21%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                          $77,821             $76,957

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS Income Opportunity Fund Inc.
----------------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower if Management had not waived a portion of the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

*** After waiver of a portion of the investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                               SIX MONTHS ENDED    PERIOD ENDED
                                                      APRIL 30,     OCTOBER 31,
                                                           2004         2003(1)
                                                           1.49%           1.16%

(1)  Period from July 2, 2003 to October 31, 2003.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on Preferred Shares) from the Fund's total assets and dividing by the number of Preferred Shares outstanding.

++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to Preferred Shares.

Y As a result of SEC staff guidance relating to the application of FASB Statement No 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES to registered investment companies, the Fund has revised its methodology for accounting for interest rate swap agreements. Effective November 1, 2003, the Fund reclassified periodic interim payments on swaps from net investment income to net gains or losses on securities. Accordingly, for the six months ended April 30, 2004, the per share amounts and ratios shown decreased or increased as follows:

          Net Investment Income                                                               .05
          Net Gains or Losses in Securities (both realized and unrealized)                   (.05)
          Ratio of Gross Expenses to Average Net Assets Applicable to Common Shareholders    (.65%)
          Ratio of Net Expenses to Average Net Assets Applicable to Common Shareholders      (.65%)
          Ratio of Net Investment Income (Loss) Excluding Preferred Stock Dividends to
          Average Net Assets Applicable to Common Shareholders                                .65%
          Ratio of Net Investment Income (Loss) Including Preferred Stock Dividends to
          Average Net Assets Applicable to Common Shareholders                                .65%

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIVIDEND REINVESTMENT PLAN
--------------------------

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIRECTORY
---------

          INVESTMENT MANAGER AND ADMINISTRATOR
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          877.461.1899 or 212.476.8800

          SUB-ADVISER
          Neuberger Berman, LLC
          605 Third Avenue
          New York, NY 10158-3698

          CUSTODIAN
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

          STOCK TRANSFER AGENT
          Bank of New York
          101 Barclay Street, 11-E
          New York, NY 10286

          LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, NW
          2nd Floor
          Washington, DC 20036-1221

DIRECTORS AND OFFICERS (Unaudited)
----------------------------------

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS I
INDEPENDENT FUND DIRECTORS*

Faith Colish (68)           Counsel, Carter Ledyard & Milburn LLP (law              38        Director, American Bar Retirement
Director                    firm) since October 2002; formerly, Attorney at                   Association (ABRA) since 1997
                            Law and President, Faith Colish, A Professional                   (not-for-profit membership
                            Corporation, 1980 to 2002.                                        association).

C. Anne Harvey (66)         Consultant, C. A. Harvey Associates, since June         38        Formerly, Member, Individual
Director                    2001; formerly, Director, AARP, 1978 to                           Investors Advisory Committee to the
                            December 2001.                                                    New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              President, Board of Associates to
                                                                                              The National Rehabilitation
                                                                                              Hospital's Board of Directors, since
                                                                                              2002; Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC), 1998-2000; Member, Executive
                                                                                              Committee, Crime Prevention
                                                                                              Coalition of America, 1997-2000.

Cornelius T. Ryan (72)      Founding General Partner, Oxford Partners and           38        Director, Capital Cash Management
Director                    Oxford Bioscience Partners (venture capital                       Trust (money market fund),
                            partnerships) and President, Oxford Venture                       Naragansett Insured Tax-Free Income
                            Corporation.                                                      Fund, Rocky Mountain Equity Fund,
                                                                                              Prime Cash Fund, several private
                                                                                              companies and QuadraMed Corporation
                                                                                              (NASDAQ).

Peter P. Trapp (59)         Regional Manager for Atlanta Region, Ford Motor         38        None.
Director                    Credit Company since August 1997; formerly,
                            President, Ford Life Insurance Company, April
                            1995 until August 1997.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)      Executive Vice President, Neuberger Berman Inc.         38        Director, Neuberger Berman Inc.
Chief Executive Officer,    (holding company) since 1999; Head of Neuberger                   (holding company) from October 1999
Director and Chairman of    Berman Inc.'s Mutual Funds and Institutional                      through March 2003; President and
the Board                   Business since 1999; Executive Vice President,                    Director, NB Management since 1999;
                            Neuberger Berman since 1999; Principal,                           Director and Vice President,
                            Neuberger Berman from 1997 until 1999; Senior                     Neuberger & Berman Agency, Inc.
                            Vice President, NB Management from 1996 until                     since 2000.
                            1999.

                                                             CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (74)            Consultant. Formerly, Chairman and Chief                38        Independent Trustee or Director of
Director                    Investment Officer, CDC Investment Advisors                       three series of OppenheimerFunds:
                            (registered investment adviser), 1993-January                     Limited Term New York Municipal
                            1999; prior thereto, President and Chief                          Fund, Rochester Fund Municipals, and
                            Executive Officer, AMA Investment Advisors, an                    Oppenheimer Convertible Securities
                            affiliate of the American Medical Association.                    Fund, since 1992.

Barry Hirsch (71)           Attorney at Law. Formerly, Senior Counsel,              38        None.
Director                    Loews Corporation (diversified financial
                            corporation) May 2002 until April 2003;
                            formerly, Senior Vice President, Secretary and
                            General Counsel, Loews Corporation.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)        General Partner, Seip Investments LP (a private         38        Director, H&R Block, Inc. (financial
Director                    investment partnership); formerly, President                      services company) since May 2001;
                            and CEO, Westaff, Inc. (temporary staffing),                      Director, Forward Management, Inc.
                            May 2001 to January 2002; Senior Executive at                     (asset management) since 2001;
                            the Charles Schwab Corporation from 1983 to                       formerly, Director, General Magic
                            1999, including Chief Executive Officer,                          (voice recognition software)
                            Charles Schwab Investment Management, Inc. and                    November 2001 until 2002; Director,
                            Trustee, Schwab Family of Funds and Schwab                        E-Finance Corporation (credit
                            Investments from 1997 to 1998 and Executive                       decisioning services) 1999-2003;
                            Vice President-Retail Brokerage, Charles Schwab                   Director, Save-Daily.com (micro
                            Investment Management from 1994 to 1997.                          investing services) 1999-2003;
                                                                                              Director, Offroad Capital Inc.
                                                                                              (pre-public internet commerce
                                                                                              company).

DIRECTORS WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)        Executive Vice President and Chief Investment           38        Director, Dale Carnegie and
President and Director      Officer, Neuberger Berman Inc. (holding                           Associates, Inc. (private company)
                            company) since 2002 and 2003, respectively;                       since 1998; Director, Emagin Corp.
                            Executive Vice President and Chief Investment                     (public company) since 1997;
                            Officer, Neuberger Berman since 2002 and 2003,                    Director, Solbright, Inc. (private
                            respectively; Director and Chairman, NB                           company) since 1998; Director,
                            Management since December 2002; formerly,                         Infogate, Inc. (private company)
                            Executive Vice President, Citigroup                               since 1997.
                            Investments, Inc. from September 1995 to
                            February 2002; Executive Vice President,
                            Citigroup Inc. from September 1995 to February
                            2002.

                                                             CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (71)       Consultant; Retired President and Trustee,              38        None.
Director                    Teachers Insurance & Annuity (TIAA) and College
                            Retirement Equities Fund (CREF).

Robert A. Kavesh (76)       Marcus Nadler Professor of Finance and                  38        Director, DEL Laboratories, Inc.
Director                    Economics Emeritus, New York University Stern                     (cosmetics and pharmaceuticals)
                            School of Business.                                               since 1978; Director, The Caring
                                                                                              Community (not-for-profit).

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Retired. Formerly, Vice President and Special           38        Director, WHX Corporation (holding
Director                    Counsel, WHX Corporation (holding company)                        company) since August 2002;
                            1993-2001.                                                        Director, Webfinancial Corporation
                                                                                              (holding company) since December
                                                                                              2002; Director, State Theatre of New
                                                                                              Jersey (not-for-profit theater)
                                                                                              since 2000; formerly, Director,
                                                                                              Kevlin Corporation (manufacturer of
                                                                                              microwave and other products).

William E. Rulon (71)       Retired. Senior Vice President, Foodmaker, Inc.         38        Director, Pro-Kids Golf and Learning
Director                    (operator and franchiser of restaurants) until                    Academy (teach golf and computer
                            January 1997.                                                     usage to "at risk" children) since
                                                                                              1998; formerly, Director, Prandium,
                                                                                              Inc. (restaurants) from March 2001
                                                                                              until July 2002.

Candace L. Straight (56)    Private investor and consultant specializing in         38        Director, The Proformance Insurance
Director                    the insurance industry; formerly, Advisory                        Company (personal lines property and
                            Director, Securitas Capital LLC (a global                         casualty insurance company) since
                            private equity investment firm dedicated to                       March 2004; Director, Providence
                            making investments in the insurance sector)                       Washington (property and casualty
                            1998 until December 2002.                                         insurance company) since December
                                                                                              1998; Director, Summit Global
                                                                                              Partners (insurance brokerage firm)
                                                                                              since October 2000.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)     Formerly, Member, Investment Policy Committee,          38        Director, Legg Mason, Inc.
Director                    Edward Jones 1993-2001; President, Securities                     (financial services holding company)
                            Industry Association ("SIA") (securities                          since 1993; formerly, Director,
                            industry's representative in government                           Boston Financial Group (real estate
                            relations and regulatory matters at the federal                   and tax shelters) 1993-1999.
                            and state levels) 1974-1992; Adviser to SIA,
                            November 1992-November 1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)          Secretary since 2002               Vice President-Mutual Fund Board Relations, NB Management
                                                                    since 2000; Vice President, Neuberger Berman since 2002
                                                                    and employee since 1999; Vice President, NB Management
                                                                    from 1986 to 1999; Secretary, eleven registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator (four since 2002,
                                                                    three since 2003, and one since 2004).

Robert Conti (47)                Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Senior
                                                                    Vice President, NB Management since 2000; Controller, NB
                                                                    Management until 1996; Treasurer, NB Management from 1996
                                                                    until 1999; Vice President, eleven registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator (three since 2000, four since
                                                                    2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)            Vice President since 2002          Managing Director, Neuberger Berman since 1999; Senior
                                                                    Vice President, NB Management since 2000; Vice President,
                                                                    NB Management from 1997 until 1999; Vice President,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (three since 2000, four since 2002, three since 2003, and
                                                                    one since 2004).

Sheila R. James (38)             Assistant Secretary since 2002     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1991 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Kevin Lyons (48)                 Assistant Secretary since 2003     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1993 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (ten since
                                                                    2003 and one since 2004).

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (34)            Assistant Treasurer since 2002     Vice President, Neuberger Berman since 2004; Employee, NB
                                                                    Management since 1993; Assistant Treasurer, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Barbara Muinos (45)              Treasurer and Principal            Vice President, Neuberger Berman since 1999; Assistant
                                 Financial and Accounting Officer   Vice President, NB Management from 1993 to 1999;
                                 since 2002                         Treasurer and Principal Financial and Accounting Officer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004);
                                                                    Assistant Treasurer, three registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator from 1996 until 2002.

Frederic B. Soule (57)           Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Vice
                                                                    President, NB Management from 1995 until 1999; Vice
                                                                    President, eleven registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, four since 2002, three
                                                                    since 2003, and one since 2004).

Trani Jo Wyman (34)              Assistant Treasurer since 2002     Employee, NB Management since 1991; Assistant Treasurer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004).

---------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.nb.com [http://www.nb.com].

                   This page has been left blank intentionally

                                                [NEUBERGER BERMAN LOGO]
                                                A LEHMAN BROTHERS COMPANY

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
Statistics and projections in this              INTERNAL SALES & SERVICES
report are derived from sources deemed          877.461.1899
to be reliable but cannot be regarded as
a representation of future results of           www.nb.com
the Fund. This report is prepared for
the general information of shareholders
and is not an offer of shares of the            [RECYCLED SYMBOL] E0035 06/04
Fund.

ITEM 2. CODE OF ETHICS

Not Applicable.  Only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.  Only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.  Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.  Only required in an annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Yet Applicable.  Item applies to periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.  Only required in an annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Yet Applicable.  Item applies to periods ending on or after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1)    Not Applicable. Only required in an annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004



By:   /s/ Barbara Muinos
      ------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 28, 2004

                                                                 EXHIBIT 99-CERT
                                 CERTIFICATIONS


I, Peter E. Sundman, certify that:

1. I have reviewed this report on Form N-CSR of Neuberger Berman Income Opportunity Fund Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   [omitted];

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 28, 2004

                                               /s/ Peter E. Sundman
                                               --------------------
                                               Peter E. Sundman
                                               Chief Executive Officer

I, Barbara Muinos, certify that:

1. I have reviewed this report on Form N-CSR of Neuberger Berman Income Opportunity Fund Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   [omitted];

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: June 28, 2004

                                               /s/ Barbara Muinos
                                               ------------------
                                               Barbara Muinos
                                               Treasurer and Principal Financial
                                               and Accounting Officer

                                                            EXHIBIT - 99.906CERT


                           SECTION 906 CERTIFICATIONS

We, Peter E. Sundman, Chief Executive Officer and Barbara Muinos, Treasurer and Principal Financial and Accounting Officer of Neuberger Berman Income Opportunity Fund Inc. (the "Fund"), certify, pursuant to 18 U.S.C. Section 1350 enacted under Section 906 of the Sarbanes-Oxley Act of 2002, that to my knowledge:

     1. The Fund's periodic report on Form N-CSR for the period ended April 30, 2004 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. Section 78m(a) or 78o(d); and

     2. The information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Dated:  June 28, 2004


                                            /s/ Peter E. Sundman
                                            --------------------
                                            Peter E. Sundman
                                            Chief Executive Officer


                                            /s/ Barbara Muinos
                                            ------------------
                                            Barbara Muinos
                                            Treasurer and Principal Financial
                                            and Accounting Officer

A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by 906, has been provided to the Fund and will be retained by the Fund and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is being furnished to the Commission solely pursuant to 18 U.S.C. ss. 1350 and is not being filed as part of the Form N-CSR with the Commission.